ACCOUNTS AND OTHER PAYABLES AND SETTLEMENT LIABILITY (Details Narrative) - USD ($)	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Notes and other explanatory information [abstract]
Accounts and other payables	$ 7,569,220		$ 7,309,701
Settlement liability	1,612,070		$ 2,863,865
Cash settlements	(1,200,000)	$ (908,000)
Decrease in cash settlements due to interest accretion	515,171
Decrease in cash settlements due to foreign-exchange effects	$ 684,829